World Omni Auto Receivables Trust 2014-A	Exhibit 99.1
Monthly Servicer Certificate
June 30, 2016

Dates Covered
Collections Period	06/01/16 - 06/30/16
Interest Accrual Period	06/15/16 - 07/14/16
30/360 Days	30
Actual/360 Days	30
Distribution Date	07/15/16

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 05/31/16	297,930,469.88	20,754
Yield Supplement Overcollateralization Amount 05/31/16	4,547,881.03	0
Receivables Balance 05/31/16	302,478,350.91	20,754
Principal Payments	14,769,653.05	509
Defaulted Receivables	530,069.60	31
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 06/30/16	4,223,815.04	0
Pool Balance at 06/30/16	282,954,813.22	20,214

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	888,543,023.50	47,331

Pool Factor	32.32%

Prepayment ABS Speed	1.47%

Overcollateralization Target Amount	12,732,966.59
Actual Overcollateralization	12,732,966.59

Weighted Average APR	3.58%
Weighted Average APR, Yield Adjusted	4.61%
Weighted Average Remaining Term	39.11

Delinquent Receivables:
Past Due 31-60 days	4,766,311.87	275
Past Due 61-90 days	1,256,885.99	73
Past Due 91-120 days	242,414.82	16
Past Due 121+ days	0.00	0
Total	6,265,612.68	364

Total 31+ Delinquent as % Ending Pool Balance	2.21%

Recoveries	369,038.98

Aggregate Net Losses/(Gains) - June 2016	161,030.62

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.64%
Prior Net Losses Ratio	0.23%
Second Prior Net Losses Ratio	0.93%
Third Prior Net Losses Ratio	1.26%
Four Month Average	0.77%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.17%

Flow of Funds	$ Amount

Collections	16,037,945.48
Advances	(2,339.36)
Investment Earnings on Cash Accounts	3,628.46
Servicing Fee	(252,065.29)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	15,787,169.29

Distributions of Available Funds
(1) Class A Interest	259,242.82
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	26,715.00
(4) Second Priority Principal Distributable Amount	1,568,785.52
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	12,732,966.59
(7) Distribution to Certificateholders	1,199,459.36
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	15,787,169.29

Servicing Fee	252,065.29
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	831,340,000.00
Original Class B	17,810,000.00

Total Class A & B
Note Balance @ 06/15/16	284,523,598.74
Principal Paid	14,301,752.11
Note Balance @ 07/15/16	270,221,846.63

Class A-1
Note Balance @ 06/15/16	0.00
Principal Paid	0.00
Note Balance @ 07/15/16	0.00
Note Factor @ 07/15/16	0.0000000%

Class A-2
Note Balance @ 06/15/16	0.00
Principal Paid	0.00
Note Balance @ 07/15/16	0.00
Note Factor @ 07/15/16	0.0000000%

Class A-3
Note Balance @ 06/15/16	164,373,598.74
Principal Paid	14,301,752.11
Note Balance @ 07/15/16	150,071,846.63
Note Factor @ 07/15/16	58.3937146%

Class A-4
Note Balance @ 06/15/16	102,340,000.00
Principal Paid	0.00
Note Balance @ 07/15/16	102,340,000.00
Note Factor @ 07/15/16	100.0000000%

Class B
Note Balance @ 06/15/16	17,810,000.00
Principal Paid	0.00
Note Balance @ 07/15/16	17,810,000.00
Note Factor @ 07/15/16	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	285,957.82
Total Principal Paid	14,301,752.11
Total Paid	14,587,709.93

Class A-1
Coupon	0.20000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.43000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.94000%
Interest Paid	128,759.32
Principal Paid	14,301,752.11
Total Paid to A-3 Holders	14,430,511.43

Class A-4
Coupon	1.53000%
Interest Paid	130,483.50
Principal Paid	0.00
Total Paid to A-4 Holders	130,483.50

Class B
Coupon	1.80000%
Interest Paid	26,715.00
Principal Paid	0.00
Total Paid to B Holders	26,715.00

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.3367577
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	16.8424332
Total Distribution Amount	17.1791909

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.5010090
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	55.6488409
Total A-3 Distribution Amount	56.1498499

A-4 Interest Distribution Amount	1.2750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.2750000

B Interest Distribution Amount	1.5000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.5000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	109.69
Noteholders' Principal Distributable Amount	890.31

Account Balances	$ Amount

Advances
Balance as of 05/31/16	53,826.66
Balance as of 06/30/16	51,487.30
Change	(2,339.36)

Reserve Account
Balance as of 06/15/16	2,171,744.40
Investment Earnings	446.24
Investment Earnings Paid	(446.24)
Deposit/(Withdrawal)	-
Balance as of 07/15/16	2,171,744.40
Change	-

Required Reserve Amount	2,171,744.40